Fair Value (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	$ 1,110,776	$ 1,130,116
Mortgage backed securities	654,249	741,205
Total other assets	90	532
Total other liabilities	5,743	5,531
Trust preferred securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	38,027	37,544
Municipal securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	190,887	184,485
Equity securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	1,818	2,103
Corporate bonds [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	225,795	164,779
U.S. sponsored entities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Mortgage backed securities	649,933	732,302
Private label [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Mortgage backed securities	4,316	8,903
Interest rate caps [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Total other assets	90	532
Interest rate swaps [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Total other liabilities	5,743	5,531
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	1,818	2,103
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member] | Equity securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	1,818	2,103
Significant Other Observable Inputs (Level II) [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	1,072,779	1,092,224
Mortgage backed securities	654,249	741,205
Total other assets	90	532
Total other liabilities	5,743	5,531
Significant Other Observable Inputs (Level II) [Member] | Trust preferred securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	1,848	1,755
Significant Other Observable Inputs (Level II) [Member] | Municipal securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	190,887	184,485
Significant Other Observable Inputs (Level II) [Member] | Corporate bonds [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	225,795	164,779
Significant Other Observable Inputs (Level II) [Member] | U.S. sponsored entities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Mortgage backed securities	649,933	732,302
Significant Other Observable Inputs (Level II) [Member] | Private label [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Mortgage backed securities	4,316	8,903
Significant Other Observable Inputs (Level II) [Member] | Interest rate caps [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Total other assets	90	532
Significant Other Observable Inputs (Level II) [Member] | Interest rate swaps [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Total other liabilities	5,743	5,531
Significant Unobservable Inputs (Level III) [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	36,179	35,789
Significant Unobservable Inputs (Level III) [Member] | Trust preferred securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	$ 36,179	$ 35,789